Schedule of funding available from operations and other sources (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable	$ 14,158,792	$ 12,772,375
Accrued liabilities	3,216,295	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	784,407	771,762
Convertible debt	295,227	$ 2,267,367
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	14,158,792
Accrued liabilities	3,216,295
Players liability account	47,455
Promissory notes payable	784,407
Convertible debt	295,227
Later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Convertible debt	$ 6,483,061